Shareholder Report, Holdings (Details)	May 31, 2026
C000222712 | Top10HoldingT. Rowe Price Equity Index 500 FundBNY-779552504
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000222712 | Top10HoldingT. Rowe Price International Equity Index FundBNY-87283X102
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000222712 | Top10HoldingT. Rowe Price QM U.S. Bond Index FundBNY-872840202
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000222712 | Top10HoldingT. Rowe Price Growth Stock FundBNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000222712 | Top10HoldingT. Rowe Price Value FundBNY-779578400
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000222712 | Top10HoldingT. Rowe Price Real Assets FundBNY-87279W308
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000222712 | Top10HoldingT. Rowe Price International Value Equity FundBNY-87281D827
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000222712 | Top10HoldingT. Rowe Price International Bond Fund (USD Hedged)BNY-87281D850
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000222712 | Top10HoldingT. Rowe Price U.S. Treasury Long-Term Index FundBNY-77957T701
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000222712 | Top10HoldingT. Rowe Price Emerging Markets Discovery Stock FundBNY-87281D884
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000222712 | Sector0BNY-779552504
Holdings [Line Items]
Percent of Net Asset Value	53.90%
C000222712 | Sector0BNY-87283X102
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000222712 | Sector0BNY-872840202
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000222712 | Sector0BNY-87281D850
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000222712 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000222713 | Top10HoldingT. Rowe Price Equity Index 500 FundBNY-779552504
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000222713 | Top10HoldingT. Rowe Price International Equity Index FundBNY-87283X102
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000222713 | Top10HoldingT. Rowe Price QM U.S. Bond Index FundBNY-872840202
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000222713 | Top10HoldingT. Rowe Price Growth Stock FundBNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000222713 | Top10HoldingT. Rowe Price Value FundBNY-779578400
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000222713 | Top10HoldingT. Rowe Price Real Assets FundBNY-87279W308
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000222713 | Top10HoldingT. Rowe Price International Value Equity FundBNY-87281D827
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000222713 | Top10HoldingT. Rowe Price International Bond Fund (USD Hedged)BNY-87281D850
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000222713 | Top10HoldingT. Rowe Price U.S. Treasury Long-Term Index FundBNY-77957T701
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000222713 | Top10HoldingT. Rowe Price Emerging Markets Discovery Stock FundBNY-87281D884
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000222713 | Sector0BNY-779552504
Holdings [Line Items]
Percent of Net Asset Value	53.90%
C000222713 | Sector0BNY-87283X102
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000222713 | Sector0BNY-872840202
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000222713 | Sector0BNY-87281D850
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000222713 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.20%